Consolidated Balance Sheet (Parenthetical) - $ / shares	Sep. 30, 2025	Dec. 31, 2024
Preferred stock, par value	$ 0.001
Preferred stock, shares authorised	50,000,000
Preferred stock, shares issued	0
Preferred stock, shares outstanding	0
Common stock, par value	$ 0.001
Common stock, shares authorized	550,000,000
Common stock, shares issued	1
Common stock, shares outstanding	1
COLUMBUS CIRCLE CAPITAL CORP I [Member]
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorised	5,000,000	5,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
COLUMBUS CIRCLE CAPITAL CORP I [Member] | Common Class A [Member]
Ordinary shares subject to possible redemption	25,000,000	25,000,000
Ordinary shares redemption value per share	$ 10.15	$ 0
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	500,000,000	500,000,000
Common stock, shares issued	705,000	0
Common stock, shares outstanding	705,000	0
COLUMBUS CIRCLE CAPITAL CORP I [Member] | Common Class B [Member]
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	50,000,000	50,000,000
Common stock, shares issued	8,333,333	8,433,333
Common stock, shares outstanding	8,333,333	8,433,333
COLUMBUS CIRCLE CAPITAL CORP I [Member] | Common Class B [Member] | Previously Reported [Member]
Common stock, shares issued		7,666,667
Common stock, shares outstanding		7,666,667
PROCAP BTC, LLC [Member]
Preferred stock, shares issued	51,650,000
Preferred stock, shares outstanding	51,650,000
Common stock, shares issued	10,000,000
Common stock, shares outstanding	10,000,000